John Hancock
Infrastructure Fund
Quarterly portfolio holdings 7/31/2020

Fund’s investments
As of 7-31-20 (unaudited)
	Shares	Value
Common stocks 96.7%		$427,636,966
(Cost $408,908,021)
Brazil 1.2%		5,489,508
Cia de Saneamento do Parana	934,300	5,489,508
Canada 9.7%		42,664,648
Canadian National Railway Company	162,914	15,913,747
Enbridge, Inc.	401,780	12,859,240
TC Energy Corp.	304,786	13,891,661
China 9.9%		43,987,282
China Longyuan Power Group Corp., Ltd., H Shares	25,486,786	18,258,145
China Tower Corp., Ltd., H Shares (A)	78,019,548	14,194,015
ENN Energy Holdings, Ltd.	951,605	11,535,122
France 7.5%		33,222,874
Engie SA	1,367,523	18,216,999
Vinci SA	174,355	15,005,875
Germany 3.7%		16,560,956
E.ON SE	1,410,642	16,560,956
Hong Kong 5.4%		23,840,272
Beijing Enterprises Holdings, Ltd.	2,322,010	8,125,953
CK Infrastructure Holdings, Ltd.	2,020,100	10,534,001
Guangdong Investment, Ltd.	3,204,106	5,180,318
Italy 3.1%		13,531,352
Enel SpA	1,477,137	13,531,352
Japan 6.3%		27,627,597
Japan Airport Terminal Company, Ltd.	294,000	10,094,489
KDDI Corp.	551,400	17,533,108
Spain 3.9%		17,330,987
Iberdrola SA	1,310,296	16,935,951
Iberdrola SA (B)	30,563	395,036
United Kingdom 3.5%		15,609,778
National Grid PLC	1,330,544	15,609,778
United States 42.5%		187,771,712
American Tower Corp.	61,192	15,994,975
Avangrid, Inc.	266,820	13,284,968
Berkshire Hathaway, Inc., Class B (B)	61,152	11,972,339
CenterPoint Energy, Inc.	623,076	11,844,675
Charter Communications, Inc., Class A (B)	29,619	17,179,020
Comcast Corp., Class A	401,434	17,181,375
Digital Realty Trust, Inc.	65,908	10,580,870
Duke Energy Corp.	165,594	14,032,436
Edison International	268,638	14,955,077
Exelon Corp.	404,996	15,636,896
Medical Properties Trust, Inc.	623,926	12,559,630
Pinnacle West Capital Corp.	131,646	10,937,150
Sempra Energy	102,431	12,748,562
UGI Corp.	265,859	8,863,739

2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Short-term investments 2.9%		$13,100,000
(Cost $13,100,000)
Repurchase agreement 2.9%		13,100,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 7-31-20 at 0.070% to be repurchased at $13,100,076 on 8-3-20, collateralized by $13,359,900 U.S. Treasury Notes, 0.125% due 5-31-22 (valued at $13,362,095)	13,100,000	13,100,000

Total investments (Cost $422,008,021) 99.6%	$440,736,966
Other assets and liabilities, net 0.4%	1,601,534
Total net assets 100.0%	$442,338,500

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 7-31-20:
Utilities	54.9%
Communication services	14.9%
Industrials	9.3%
Real estate	8.8%
Energy	6.1%
Financials	2.7%
Short-term investments and other	3.3%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of July 31, 2020, by major security category or type:
	Total value at 7-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$5,489,508	$5,489,508	—	—
Canada	42,664,648	42,664,648	—	—
China	43,987,282	—	$43,987,282	—
France	33,222,874	—	33,222,874	—
Germany	16,560,956	—	16,560,956	—
Hong Kong	23,840,272	—	23,840,272	—
Italy	13,531,352	—	13,531,352	—
Japan	27,627,597	—	27,627,597	—
Spain	17,330,987	—	17,330,987	—
United Kingdom	15,609,778	—	15,609,778	—
United States	187,771,712	187,771,712	—	—
Short-term investments	13,100,000	—	13,100,000	—
Total investments in securities	$440,736,966	$235,925,868	$204,811,098	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$7,138,567	$79,836,152	$(86,973,889)	$(568)	$(262)	$15,528	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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